Segmental information (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations
(a) Segmental information for the consolidated income statement

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2020
Sales	5,222	4,697	1,911	1,184	4,645	1,343	(1,343)	17,659	38	17,697
Net sales
At budgeted exchange rates(i)	4,445	2,501	1,300	944	2,253	1,439	(1,341)	11,541	38	11,579
Acquisitions and disposals	32	10	50	—	1	—	—	93	—	93
ISC allocation	11	60	4	10	12	(98)	—	(1)	1	—
Retranslation to actual exchange rates	135	(4)	(8)	(46)	4	2	(2)	81	(1)	80
Net sales	4,623	2,567	1,346	908	2,270	1,343	(1,343)	11,714	38	11,752
Operating profit/(loss)
At budgeted exchange rates(i)	2,007	730	116	254	498	45	—	3,650	(152)	3,498
Acquisitions and disposals	(1)	(4)	—	—	—	—	—	(5)	—	(5)
ISC allocation	6	26	2	5	6	(45)	—	—	—	—
Fair value remeasurement of contingent consideration	(10)	(4)	—	7	—	—	—	(7)	—	(7)
Fair value remeasurement of biological assets	—	—	—	9	—	—	—	9	—	9
Retranslation to actual exchange rates	32	9	(17)	(27)	(3)	—	—	(6)	5	(1)
Operating profit/(loss) before exceptional items	2,034	757	101	248	501	—	—	3,641	(147)	3,494
Exceptional items	54	(62)	(145)	(6)	(1,198)	—	—	(1,357)	—	(1,357)
Operating profit/(loss)	2,088	695	(44)	242	(697)	—	—	2,284	(147)	2,137
Non-operating items										(23)
Net finance charges										(353)
Share of after tax results of associates and joint ventures
Moët Hennessy										285
Other										(3)
Profit before taxation										2,043

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2019
Sales	5,074	5,132	2,235	1,444	5,356	1,739	(1,739)	19,241	53	19,294
Net sales
At budgeted exchange rates(i)	4,034	2,951	1,529	1,095	2,656	1,843	(1,738)	12,370	54	12,424
Acquisitions and disposals	88	1	1	1	1	—	—	92	—	92
ISC allocation	11	63	5	15	11	(105)	—	—	—	—
Retranslation to actual exchange rates	327	(76)	62	19	20	1	(1)	352	(1)	351
Net sales	4,460	2,939	1,597	1,130	2,688	1,739	(1,739)	12,814	53	12,867
Operating profit/(loss)
At budgeted exchange rates(i)	1,755	972	257	312	671	139	—	4,106	(186)	3,920
Acquisitions and disposals	29	(1)	—	—	—	—	—	28	—	28
ISC allocation	13	72	6	32	16	(139)	—	—	—	—
Retranslation to actual exchange rates	151	(29)	12	21	16	—	—	171	(3)	168
Operating profit/(loss) before exceptional items	1,948	1,014	275	365	703	—	—	4,305	(189)	4,116
Exceptional items	—	(18)	—	—	(35)	—	—	(53)	(21)	(74)
Operating profit/(loss)	1,948	996	275	365	668	—	—	4,252	(210)	4,042
Non-operating items										144
Net finance charges										(263)
Share of after tax results of associates and joint ventures
Moët Hennessy										310
Other										2
Profit before taxation										4,235

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Eliminate inter- segment sales £ million	Total operating segments £ million	Corporate and other £ million	Total £ million
2018
Sales	4,671	5,232	2,083	1,352	5,042	1,457	(1,457)	18,380	52	18,432
Net sales
At budgeted exchange rates(i)	4,138	2,821	1,467	1,064	2,555	1,512	(1,425)	12,132	48	12,180
Acquisitions and disposals	50	—	—	—	—	—	—	50	—	50
ISC allocation	11	53	4	11	8	(87)	—	—	—	—
Retranslation to actual exchange rates	(83)	58	20	(6)	(60)	32	(32)	(71)	4	(67)
Net sales	4,116	2,932	1,491	1,069	2,503	1,457	(1,457)	12,111	52	12,163
Operating profit/(loss)
At budgeted exchange rates(i)	1,925	941	180	298	588	112	—	4,044	(160)	3,884
Acquisitions and disposals	4	—	—	—	—	—	—	4	—	4
ISC allocation	14	67	5	14	12	(112)	—	—	—	—
Retranslation to actual exchange rates	(61)	20	6	(4)	(32)	—	—	(71)	2	(69)
Operating profit/(loss) before exceptional items	1,882	1,028	191	308	568	—	—	3,977	(158)	3,819
Exceptional items	—	—	(128)	—	—	—	—	(128)	—	(128)
Operating profit/(loss)	1,882	1,028	63	308	568	—	—	3,849	(158)	3,691
Non-operating items										—
Net finance charges										(260)
Share of after tax results of associates and joint ventures
Moët Hennessy										305
Other										4
Profit before taxation										3,740

(i)	These items represent the IFRS 8 performance measures for the geographical and ISC segments.

(1)
The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2)	The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(3)    Approximately 45% of annual net sales occurred in the last four months of the calendar year 2019.

Schedule of other segmental information
(b) Other segmental information

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	ISC £ million	Corporate and other £ million	Total £ million
2020
Capital expenditure	145	24	128	48	59	191	105	700
Depreciation and intangible asset amortisation	(68)	(37)	(103)	(21)	(59)	(119)	(73)	(480)
Underlying impairment	—	(7)	—	(7)	—	—	—	(14)
Exceptional impairment of tangible assets	—	—	(139)	—	(1)	—	—	(140)
Exceptional impairment of intangible assets	—	—	—	—	(1,205)	—	—	(1,205)
2019
Capital expenditure	150	32	160	48	40	197	44	671
Depreciation and intangible asset amortisation	(51)	(18)	(81)	(13)	(42)	(110)	(59)	(374)
2018
Capital expenditure	132	22	163	44	44	131	48	584
Depreciation and intangible asset amortisation	(44)	(20)	(77)	(7)	(42)	(110)	(68)	(368)
Exceptional impairment of tangible assets	—	—	(35)	—	—	—	—	(35)
Exceptional impairment of intangible assets	—	—	(90)	—	—	—	—	(90)

Schedule of category and geographical analysis
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	Great Britain £ million	United States £ million	Nether- lands £ million	India £ million	Rest of World £ million	Total £ million
2020
Sales(i)	14,158	2,342	966	231	17,697	1,684	4,839	62	2,783	8,329	17,697
Non-current assets(ii), (iii)						1,911	5,028	2,661	2,758	7,563	19,921
2019
Sales(i)	15,283	2,758	945	308	19,294	1,706	4,724	70	3,236	9,558	19,294
Non-current assets(ii), (iii)						1,637	4,662	2,525	3,829	7,668	20,321
2018
Sales(i)	14,605	2,647	854	326	18,432	1,630	4,310	63	3,086	9,343	18,432
Non-current assets(ii), (iii)						1,717	4,221	2,367	3,688	7,792	19,785

(i)	The geographical analysis of sales is based on the location of third party customers.

(ii)
The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.

(iii) The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.